Employee benefit plans - Benefit Payments and Expected to be Paid (Details) $ in Millions	Dec. 31, 2025 USD ($)
Pensions | United States
Defined Benefit Plan Disclosure [Line Items]
2026	$ 288
2027	284
2028	283
2029	284
2030	281
2031-2035	1,306
Total pension and healthcare benefits	2,726
Pensions | Foreign
Defined Benefit Plan Disclosure [Line Items]
2026	39
2027	43
2028	51
2029	52
2030	48
2031-2035	268
Total pension and healthcare benefits	501
Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
2026	9
2027	9
2028	9
2029	9
2030	9
2031-2035	41
Total pension and healthcare benefits	$ 86